OPERATING EXPENSES - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 8,403	$ 8,454	$ 16,441	$ 15,816
Total technology expenses	2,447	1,499	4,670	2,862
Total general and administrative expenses	7,286	4,804	13,067	9,632
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	5,314	4,051	10,052	7,676
Total technology expenses	1,762	1,075	3,431	2,097
Total general and administrative expenses	3,266	1,884	5,927	4,066
People costs | Reclassification Between People Costs and External Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses		(200)		(300)
Employees' bonuses related to acquisition
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	115	0	165	0
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,485	1,511	2,926	2,629
External marketing expenses | Reclassification Between People Costs and External Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses		200		300
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	105	1,707	282	3,311
Total technology expenses	193	100	395	177
Share options expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	92	114	184	244
Total technology expenses	8	5	15	10
Total general and administrative expenses	1,153	766	1,900	1,355
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	734	768	1,823	1,541
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	558	303	1,009	415
Total technology expenses	131	177	251	334
Total general and administrative expenses	495	359	1,025	628
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	63	44	120	87
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	353	142	578	244
Amortization of right-of-use assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	119	101	228	203
Short term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	114	203	217	367
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	1,156	1,097	2,336	2,121
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	21	180	243	454
Secondary offering related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	733	0	733	0
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	$ 166	$ 170	$ 338	$ 351